Tortoise North American Pipeline Fund
Schedule of Investments
August 31, 2024 (Unaudited)

COMMON STOCKS - 83.4%	Shares	Value
Canada Crude Oil Pipelines - 12.8%
Enbridge, Inc.	1,232,186	$49,509,234
Gibson Energy, Inc.	337,942	5,576,990
Pembina Pipeline Corporation	632,158	25,466,447
		80,552,671
Canada Natural Gas/Natural Gas Liquids Pipelines - 13.0%
AltaGas Ltd.	615,832	15,774,512
Keyera Corp.	476,430	14,271,865
TC Energy Corp.	1,114,685	51,654,503
		81,700,880
United States Crude Oil Pipelines - 0.7%
Plains GP Holdings LP	234,652	4,505,318

United States Local Distribution Companies - 14.9%
Atmos Energy Corporation	191,059	24,979,054
Chesapeake Utilities Corporation	46,301	5,482,965
New Jersey Resources Corporation	205,460	9,514,853
NiSource Inc.	776,007	25,654,791
Northwest Natural Holding Co.	79,061	3,179,833
ONE Gas, Inc.	117,610	8,108,033
Southwest Gas Corporation	125,164	9,101,926
Spire Inc.	120,061	7,920,424
		93,941,879
United States Natural Gas Gathering/Processing - 5.0%
Antero Midstream Corp.	710,387	10,563,455
Archrock, Inc.	309,545	6,262,095
EnLink Midstream LLC	487,915	7,006,459
Hess Midstream LP	106,971	3,995,367
Kinetik Holdings, Inc.	75,732	3,350,384
Kodiak Gas Services, Inc.	25,068	695,637
		31,873,397
United States Natural Gas/Natural Gas Liquids Pipelines - 37.0%
Cheniere Energy, Inc.	233,425	43,244,316
DT Midstream, Inc.	115,521	9,078,795
Excelerate Energy, Inc.	20,306	370,178
Kinder Morgan, Inc.	2,080,021	44,866,053
National Fuel Gas Company	191,105	11,420,435
New Fortress Energy, Inc.	136,430	1,680,818
ONEOK, Inc.	523,069	48,310,653
Targa Resources Corp.	177,768	26,114,119
The Williams Companies, Inc.	1,046,995	47,920,961
		233,006,328
TOTAL COMMON STOCKS (Cost $426,862,013)		525,580,473

MASTER LIMITED PARTNERSHIPS - 15.7%	Units	Value
United States Crude Oil Pipelines - 1.9%
Delek Logistics Partners LP	14,603	602,958
Genesis Energy L.P.	132,528	1,836,838
Plains All American Pipeline L.P.	542,102	9,725,310
		12,165,106
United States Natural Gas Gathering/Processing - 1.7%
USA Compression Partners LP	83,504	1,879,675
Western Midstream Partners LP	226,316	8,731,271
		10,610,946
United States Natural Gas/Natural Gas Liquids Pipelines - 7.9%
Cheniere Energy Partners L.P.	43,644	2,137,683
Energy Transfer LP	1,478,316	23,800,887
Enterprise Products Partners L.P.	801,605	23,519,091
		49,457,661
United States Refined Product Pipelines - 4.2%
CrossAmerica Partners LP	21,714	426,897
Global Partners LP	32,756	1,476,641
MPLX LP	423,108	18,142,871
Sunoco LP	120,506	6,527,810
		26,574,219
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $66,269,790)		98,807,932

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%	Shares
Invesco Government & Agency Portfolio - Class Institutional, 5.19% (a)	5,000,910	5,000,910
TOTAL SHORT-TERM INVESTMENTS (Cost $5,000,910)		5,000,910

TOTAL INVESTMENTS - 99.9% (Cost $498,132,713)		629,389,315
Other Assets in Excess of Liabilities - 0.1%		727,460
TOTAL NET ASSETS - 100.0%		$630,116,775

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

Summary of Fair Value Disclosure as of August 31, 2024 (Unaudited)

Tortoise North American Pipeline Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$525,580,473	$–	$–	$525,580,473
Master Limited Partnerships	98,807,932	–	–	98,807,932
Money Market Funds	5,000,910	–	–	5,000,910
Total Investments	$629,389,315	$–	$–	$629,389,315

Refer to the Schedule of Investments for further disaggregation of investment categories.